Property, plant and equipment and Exploration and evaluation assets (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Disclosure of Property Plant and Equipment

	Mining property	Land and buildings	Plant and equipment	Oil and Gas Properties	Others	ROU assets	Assets under construction	Total	Exploration and evaluation assets	Total	Total
	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	US dollars in million
Gross Block
As at April 01, 2018	190,865	112,512	777,490	646,790	11,020	—	154,631	1,893,308	661,278	2,554,586
Additions	11,473	5,129	18,764	32,684	1,284	—	38,028	107,362	5,526	112,888
Transfers/ Reclassifications	20,729	10,914	29,661	591,826	2,613	—	(63,929)	591,814	(591,826)	(12)
Disposals/ Adjustments	(531)	(156)	(9,300)	(136)	(342)	—	(1,184)	(11,649)	—	(11,649)
Acquisition through business combination (Refer Note 4(a))	—	8,910	34,895	—	76	—	4,568	48,449	—	48,449
Unsuccessful exploration cost	—	—	—	—	—		—	—	(497)	(497)
Foreign exchange	(4,864)	(1,107)	(4,546)	34,626	(222)	—	(813)	23,074	47,984	71,058

As at March 31, 2019	217,672	136,202	846,964	1,305,790	14,429		131,301	2,652,358	122,465	2,774,823	36,806

Effects of implementing IFRS 16	—	—	(163)	—	—	5,626	—	5,463	—	5,463	72
Additions	14,915	3,667	19,983	32,968	1,487	10,212	28,899	112,131	6,887	119,018	1,579
Transfers/ Reclassification D(10)	6,930	(590)	8,558	2,243	382	0	(16,860)	663	(2,243)	(1,580)	(21)
Disposals/ Adjustments	(1,265)	(65)	(7,578)	(132)	(334)	(2,140)	(10,054)	(21,568)	(476)	(22,044)	(292)
Acquisition through business combination (Refer Note 4(c))	—	192	143	—	—	—	—	335	—	335	4
Unsuccessful exploration cost	—	—	—	—	—	—	—	—	(27)	(27)	(0)
Foreign exchange	(4,899)	(362)	(3,660)	108,417	(231)	452	(275)	99,442	9,460	108,902	1,445

As at March 31, 2020	233,353	139,044	864,247	1,449,286	15,733	14,150	133,011	2,848,824	136,066	2,984,890	39,593

Accumulated depreciation, depletion, amortisation and impairment
As at April 01, 2018	137,771	25,534	235,949	583,423	6,849		15,186	1,004,712	501,973	1,506,685

Charge for the year	14,439	4,915	32,811	42,595	958	—	—	95,718	—	95,718
Disposals/Adjustments	—	(153)	(6,624)	(125)	(287)	—	—	(7,189)	—	(7,189)
Transfers/Reclassifications	(2)	422	(639)	443,876	207	—	—	443,864	(443,876)	(12)
Impairment (Charge/ (reversal)) A				(2,611)		—	—	(2,611)	—	(2,611)
Foreign exchange	(1,534)	(774)	(2,996)	31,998	(104)	—	430	27,020	36,408	63,428

As at March 31, 2019	150,674	29,944	258,501	1,099,156	7,623		15,616	1,561,514	94,505	1,656,019	21,966

Effects of implementing IFRS 16	—	—	(6)	—	—	6	—	—	—	—	—
Charge for the year	17,736	5,190	34,816	39,889	1,642	982	—	100,255		100,255	1,330
Disposals/Adjustments	—	(6)	(4057)	—	(251)	(166)	—	(4,480)	—	(4,480)	(59)
Transfers/Reclassification	—	—	(67)	—	67	—	—	—	—	—	—
Impairment (Charge/ (reversal)) A,B,C	—	167	5,098	119,299	—	215	6,310	131,089	15,732	146,821	1,947
Foreign exchange	(1,932)	(426)	(2,405)	98,451	(132)	19	—	93,575	7,907	101,482	1,346

As at March 31, 2020	166,478	34,869	291,880	1,356,795	8,949	1,056	21,926	1,881,953	118,144	2,000,097	26,530

	Mining property	Land and buildings	Plant and equipment	Oil and Gas Properties	Others	ROU assets	Assets under construction	Total	Exploration and evaluation assets	Total	Total
	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	US dollars in million
Net book value / Carrying amount
As at April 01, 2018	53,094	86,978	541,541	63,367	4,171	—	139,445	888,596	159,305	1,047,901
As at March 31, 2019	66,998	106,258	588,463	206,634	6,806	—	115,685	1,090,844	27,960	1,118,804
As at March 31, 2020	66,875	104,175	572,367	92,491	6,784	13,094	111,085	966,871	17,922	984,793	13,063

Disclosure of Right of Use (ROU) Assets as per IFRS 16 "Leases"

Disclosure of Right of Use (ROU) Assets as per IFRS 16 “Leases”

	Land & Building *	Plant and Equipment	Total	Total
	₹ in million	₹ in million	₹ in million	US dollars in million
For the FY 2019-20
ROU asset as at April 01, 2019	5,357	263	5,620	75
Additions	3,493	6,719	10,212	135
Deductions	(1,974)	—	(1,974)	(26)
Depreciation	(771)	(211)	(982)	(13)
Impairment	(215)	—	(215)	(3)
Foreign exchange	88	345	433	6

Net book value/carrying amount as at March 31, 2020	5,978	7,116	13,094	174

*	Includes balance of Leasehold land as at March 31, 2019 of ₹ 4,313 million.

Schedule of reconciliation of depreciation, depletion and amortization expense	Reconciliation of depreciation, depletion and amortization expense:

	Year ended March 31,
	2018	2019	2020	Total
	₹ in million	₹ in million	₹ in million	US dollars in million
Depreciation, depletion and amortization expense on
Property, plant and equipment	74,588	95,718	100,255	1,330
Intangible assets	571	812	821	11
As per property, plant and equipment and intangibles schedule	75,159	96,530	101,076	1,341
Less: Depreciation capitalized	(10)	(100)	—	—
Less: Cost allocated to joint ventures	(270)	(284)	(586)	(8)

Charged to consolidated statement of profit or loss	74,879	96,146	100,490	1,333